Income Tax (Details) - Schedule of Income (Loss) Before Income Taxes Consisted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income (Loss) Before Income Taxes Consisted [Line Items]
Income tax benefit	$ (339)	$ (3,678)	$ (48)
Income tax expense (benefit) [Member]
Schedule of Income (Loss) Before Income Taxes Consisted [Line Items]
Domestic (Israel)		(3,357)	(57)
Income (loss) Before Income Taxes [Member]
Schedule of Income (Loss) Before Income Taxes Consisted [Line Items]
Domestic (Israel)	(44,158)	(99,979)	(56,609)
Foreign	(16,957)	(16,942)	(5,237)
Loss before income taxes	(61,115)	(116,921)	(61,846)
Income tax expense (benefit) [Member]
Schedule of Income (Loss) Before Income Taxes Consisted [Line Items]
Foreign	(339)	(321)	9
Income tax benefit	$ (339)	$ (3,678)	$ (48)